Davidson Multi-Cap Equity Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 92.51%	Value
	Aerospace & Defense - 1.74%
32,280	Raytheon Technologies Corp.	$1,857,391

	Air Freight & Logistics - 2.87%
12,175	Fedex Corp.	3,062,256

	Auto Components - 1.86%
21,665	Aptiv PLC (b)	1,986,247

	Banks - 3.32%
38,140	Citigroup, Inc.	1,644,215
17,400	First Republic Bank	1,897,644
		3,541,859
	Beverages - 1.73%
13,280	PepsiCo, Inc.	1,840,608

	Biotechnology - 1.73%
7,245	Amgen, Inc.	1,841,389

	Capital Markets - 2.54%
13,477	Goldman Sachs Group, Inc.	2,708,473

	Chemicals - 3.15%
50,422	Corteva, Inc.	1,452,658
34,382	DuPont de Nemours, Inc.	1,907,513
		3,360,171
	Communications Equipment - 4.44%
10,734	Arista Networks, Inc. (a)	2,221,187
63,735	Cisco Systems, Inc.	2,510,522
		4,731,709
	Electric Utilities - 1.67%
49,715	Exelon Corp.	1,777,808

	Electrical Equipment - 2.12%
22,175	Eaton Corp. PLC (b)	2,262,515

	Entertainment - 2.04%
16,650	Electronic Arts, Inc. (a)	2,171,327

	Food & Staples Retailing - 3.41%
75,430	Sprouts Farmers Market, Inc. (a)	1,578,750
14,680	Walmart, Inc.	2,053,879
		3,632,629
	Health Care Equipment & Supplies - 2.30%
10,555	Becton, Dickinson & Co.	2,455,937

	Health Care Providers & Services - 4.53%
14,334	Cigna Corp.	2,428,323
12,750	Laboratory Corp. of America Holdings (a)	2,400,442
		4,828,765
	Health Care Technology - 1.99%
29,290	Cerner Corp.	2,117,374

	Hotels, Restaurants & Leisure - 2.54%
31,560	Starbucks Corp.	2,711,635

	Industrial Conglomerates - 1.66%
11,025	3M Co.	1,765,985

	Insurance - 2.24%
25,245	Progressive Corp.	2,389,944

	Interactive Media & Services - 4.01%
2,909	Alphabet, Inc. - Class C (a)(d)	4,275,066

	Internet & Direct Marketing Retail - 6.49%
1,043	Amazon.com, Inc. (a)	3,284,125
34,770	eBay, Inc.	1,811,517
67,260	Stitch Fix, Inc. - Class A (a)	1,824,764
		6,920,406
	IT Services - 2.38%
17,269	Fidelity National Information Services, Inc.	2,542,169

	Machinery - 1.79%
30,630	Otis Worldwide Corp.	1,911,925

	Multi-Utilities - 1.69%
15,205	Sempra Energy	1,799,664

	Oil, Gas & Consumable Fuels - 2.19%
21,784	Chevron Corp.	1,568,448
21,275	EOG Resources, Inc.	764,624
		2,333,072
	Pharmaceuticals - 4.08%
38,765	Bristol-Myers Squibb Co.	2,337,142
24,225	Merck & Co., Inc.	2,009,464
		4,346,606
	Semiconductors & Semiconductor Equipment - 1.97%
21,450	Silicon Laboratories, Inc. (a)	2,098,883

	Software - 10.87%
20,760	Fortinet, Inc. (a)	2,445,735
5,130	Intuit, Inc.	1,673,457
21,705	Microsoft Corp.	4,565,213
11,580	Salesforce.com, Inc. (a)	2,910,286
		11,594,691

	Technology Hardware, Storage & Peripherals - 4.20%
38,712	Apple, Inc.	4,483,237

	Textiles, Apparel & Luxury Goods - 2.18%
117,990	Gildan Activewear, Inc. (b)	2,320,863

	Wireless Telecommunication Services - 2.78%
25,956	T-Mobile US, Inc. (a)	2,968,328
	TOTAL COMMON STOCKS (Cost $63,888,264)	98,638,932

	REITs - 5.95%
149,645	AGNC Investment Corp.	2,081,562
24,825	Camden Property Trust	2,208,928
63,400	CubeSmart	2,048,454
	TOTAL REITs (Cost $6,121,673)	6,338,944

	RIGHT - 0.07%
	Pharmaceuticals - 0.07%
33,270	Bristol-Myers Squibb Co. (a)	74,858
	TOTAL RIGHT (Cost $70,865)	74,858

	MONEY MARKET FUND - 1.55%
1,657,634	First American Government Obligations Fund, Class X, 0.07% (c)	1,657,634
	TOTAL MONEY MARKET FUND (Cost $1,657,634)	1,657,634

	Total Investments in Securities (Cost $71,738,436) - 100.08%	106,710,368
	Liabilities in Excess of Other Assets - (0.08)%	(85,513)
	NET ASSETS - 100.00%	$106,624,855

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of September 30, 2020.
(d)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Davidson Multi-Cap Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$9,414,721	$-	$-	$9,414,721
Consumer Discretionary	13,939,151	-	-	13,939,151
Consumer Staples	5,473,237	-	-	5,473,237
Energy	2,333,072	-	-	2,333,072
Financials	8,640,276	-	-	8,640,276
Health Care	15,590,071	-	-	15,590,071
Industrials	10,860,072	-	-	10,860,072
Information Technology	25,450,689	-	-	25,450,689
Materials	3,360,171	-	-	3,360,171
Utilities	3,577,472	-	-	3,577,472
Total Common Stocks	98,638,932	-	-	98,638,932
REITs	6,338,944	-	-	6,338,944
Right	74,858	-	-	74,858
Money Market Fund	1,657,634	-	-	1,657,634
Total Investments in Securities	$106,710,368	$-	$-	$106,710,368

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.